December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE LIMITED DURATION PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2008

The second and third paragraphs of the section of the Prospectus entitled “The Fund — Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Jaidip Singh, an Executive Director of the Investment Adviser, and Virginia Keehan and Joseph Mehlman, each a Vice President of the Investment Adviser.

Mr. Singh has been associated with the Investment Adviser in an investment management capacity since April 1996 and began managing the Portfolio in May 2008. Ms. Keehan has been associated with the Adviser in an investment management capacity since February 2004 and began managing the Portfolio in November 2008. Prior to February 2004, Ms. Keehan was a senior portfolio manager at Quadra Capital Management. Mr. Mehlman has been associated with the Investment Adviser in an investment management capacity since June 2002 and began managing the Portfolio in May 2008.

All team members are responsible for the execution of the overall strategy of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR LD 12/08

December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2008

The second, third and fourth paragraphs of the section of the Prospectus entitled “The Fund — Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Domestic Asset Allocation and the Taxable Fixed Income teams. The teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Portfolio are Mark A. Bavoso, W. David Armstrong and Sanjay Verma, each a Managing Director of the Investment Adviser.

Mr. Bavoso has been associated with the Investment Adviser in an investment management capacity since March 1986 and began managing the Portfolio in September 1995. Mr. Armstrong has been associated with the Investment Adviser in an investment management capacity since February 1998 and began managing the Portfolio in April 2005. Mr. Verma has been associated with the Investment Adviser in an investment management capacity since April 2008 and began managing the Portfolio in November 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

Mr. Bavoso is the lead manager of the Portfolio. Messrs. Armstrong and Verma are responsible for specific sectors and for the day-to-day management of the fixed-income portion of the Portfolio. All team members collaborate to manage the assets of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR ST 12/08

December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2008

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Limited Duration Portfolio” is hereby deleted and replaced with the following:

As of February 29, 2008:

Jaidip Singh managed six registered investment companies with a total of approximately $8.1 billion in assets; no pooled investment vehicles other than registered investment companies; and 50 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $11.4 billion in assets. Of these other accounts, four accounts with a total of approximately $1.3 billion in assets, had performance-based fees.

As of April 11, 2008:

Joseph Mehlman managed four registered investment companies with a total of approximately $1.2 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

As of November 20, 2008:

Virginia Keehan managed eight registered investment companies with a total of approximately $1.9 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Limited Duration Portfolio” is hereby deleted and replaced with the following:

As of December 31, 2007, the dollar range of securities beneficially owned (either directly, or notionally, through certain defined contribution and/or deferred compensation program) by each portfolio manager in the Fund is shown below:

Jaidip Singh:	None
Joseph Mehlman:	None

As of November 20, 2008, the dollar range of securities beneficially owned (either directly, or notionally, through certain defined contribution and/or deferred compensation program) by the portfolio manager in the Fund is shown below:

Virginia Keehan:	None

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Strategist Portfolio” are hereby deleted and replaced with the following:

As of December 31, 2007:

Mark Bavoso managed 10 registered investment companies with a total of approximately $2.1 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

W. David Armstrong managed 17 registered investment companies with a total of approximately $30.0 billion in assets; no pooled investment vehicles other than registered investment companies; and five other accounts with a total of approximately $490.0 million in assets.

As of October 31, 2008:

Sanjay Verma managed 10 registered investment companies with a total of approximately $2.8 billion in assets; no pooled investment vehicles other than registered investment companies; and four other accounts (including separate accounts managed under certain “wrap fee programs”) with a total of approximately $207.0 million in assets.

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Strategist Portfolio” is hereby deleted and replaced with the following:

As of December 31, 2007, the dollar range of securities beneficially owned (either directly, or notionally, through certain defined contribution and/or deferred compensation program) by each portfolio manager in the Fund is shown below:

W. David Armstrong:	None
Mark Bavoso:	None(1)

As of October 31, 2008, the dollar range of securities beneficially owned (either directly, or notionally, through certain defined contribution and/or deferred compensation program) by each portfolio manager in the Fund is shown below:

Joseph Mehlman:	None

(1) Although the portfolio manager does not have any assets directly invested in the Fund, he has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.